Risk management and financial instruments (Carrying value and estimated fair value) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value
Derivative [Line Items]
Cash and cash equivalents	$ 848.6	$ 767.6
Other external debt facilities	514.7	581.8
Carrying Value
Derivative [Line Items]
Cash and cash equivalents	848.6	767.6
Other external debt facilities	540.8	621.4
Seadrill | Fair Value
Derivative [Line Items]
Term Loan B	2,249.8	1,925.2
Long-term debt to related party	23.8	153.3
Seadrill | Carrying Value
Derivative [Line Items]
Term Loan B	2,802.3	2,865.7
Long-term debt to related party	$ 24.7	$ 160.3